NON-CONTROLLING INTERESTS	6 Months Ended
Jun. 30, 2024
Disclosure Of Detailed Information About Non-controlling Interests [Abstract]
NON-CONTROLLING INTERESTS	NON-CONTROLLING INTERESTS
Brookfield Renewable`s non-controlling interests are comprised of the following:

(MILLIONS)	June 30, 2024	December 31, 2023
Participating non-controlling interests – in operating subsidiaries	$18,099	$18,863
General partnership interest in a holding subsidiary held by Brookfield	48	55
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,330	2,684
BEPC exchangeable shares	2,152	2,479
Preferred equity	565	583
Perpetual subordinated notes	738	592
	$23,932	$25,256
Participating non-controlling interests – in operating subsidiaries
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Brookfield Infrastructure Fund V	Brookfield Global Transition Fund I	Brookfield Global Transition Fund II	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen institutional investors	Isagen public non-controlling interests	Other	Total
As at December 31, 2023	$75	$2,463	$3,214	$2,411	$917	$3,682	$296	$1,288	$122	$2,704	$18	$1,673	$18,863
Net income (loss)	22	(3)	4	32	(9)	(31)	5	14	11	25	—	(4)	66
Other comprehensive income (loss)	—	(116)	(132)	(127)	(54)	(159)	—	(39)	—	(209)	(1)	11	(826)
Capital contributions	—	—	—	63	53	313	3	—	—	—	—	79	511
Return of capital	—	—	—	(12)	(142)	(13)	—	—	—	—	—	—	(167)
Disposal	(21)	(14)	—	—	—	—	—	—	—	—	—	—	(35)
Distributions	(22)	(33)	(73)	(17)	(33)	(3)	(12)	(27)	—	(114)	(1)	(16)	(351)
Other	(1)	—	3	10	3	52	31	(1)	—	—	(1)	(58)	38
As at June 30, 2024	$53	$2,297	$3,016	$2,360	$735	$3,841	$323	$1,235	$133	$2,406	$15	$1,685	$18,099
Interests held by third parties	75% - 78%	43% - 60%	23% - 71%	75%	72%	77% - 80%	54%	50%	25%	53%	0.3%	0.3% - 71%
General partnership interest in a holding subsidiary held by Brookfield, Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield and BEPC Class A exchangeable shares of Brookfield Renewable Corporation held by public shareholders and Brookfield
Brookfield, as the owner of the 1% GP interest in BRELP, is entitled to regular distributions plus an incentive distribution based on the amount by which quarterly distributions exceed specified target levels. As at June 30, 2024, to the extent that LP unit distributions exceed $0.20 per LP unit per quarter, the incentive is 15% of distributions above this threshold. To the extent that quarterly LP unit distributions exceed $0.2253 per LP unit per quarter, the incentive distribution is equal to 25% of distributions above this threshold. Incentive distributions of $32 million and $65 million were declared during the three and six months ended June 30, 2024, respectively (2023: $28 million and $55 million, respectively).
Consolidated equity includes Redeemable/Exchangeable partnership units, BEPC exchangeable shares and the GP interest. The Redeemable/Exchangeable partnership units and the GP interest are held 100% by Brookfield, the BEPC exchangeable shares are held 25% by Brookfield Holders, with the remainder held by public shareholders. The Redeemable/Exchangeable partnership units and BEPC exchangeable shares provide the holder, at its discretion, with the right to redeem these units or shares, respectively, for cash consideration. Since this redemption right is subject to Brookfield Renewable’s right, at its sole discretion, to satisfy the redemption request with LP units of Brookfield Renewable on a one-for-one basis, the Redeemable/Exchangeable partnership units and BEPC exchangeable shares are classified as equity in accordance with IAS 32, Financial Instruments: Presentation.
The Redeemable/Exchangeable partnership units, BEPC exchangeable shares and the GP interest are presented as non-controlling interests since they relate to equity in a subsidiary that is not attributable, directly or indirectly, to Brookfield Renewable. During the three and six months ended June 30, 2024, exchangeable shareholders of BEPC exchanged 7,459 and 10,142 BEPC exchangeable shares (2023: 833 and 2,575 during the same periods) for an equivalent number of LP units amounting to less than $1 million (2023: less than $1 million). No Redeemable/Exchangeable partnership units have been redeemed.
The Redeemable/Exchangeable partnership units issued by BRELP and the BEPC exchangeable shares issued by BEPC have the same economic attributes in all respects to the LP units issued by Brookfield Renewable, except for the redemption rights described above. The Redeemable/Exchangeable partnership units, BEPC exchangeable shares and the GP interest, excluding incentive distributions, participate in earnings and distributions on a per unit basis equivalent to the per unit participation of the LP units of Brookfield Renewable.
As at June 30, 2024, Redeemable/Exchangeable partnership units, BEPC exchangeable shares and units of GP interest outstanding were 194,487,939 units (December 31, 2023: 194,487,939 units), 179,641,384 shares (December 31, 2023: 179,651,526 shares), and 3,977,260 units (December 31, 2023: 3,977,260 units), respectively.
In December 2023, Brookfield Renewable renewed its normal course issuer bid in connection with its LP units and entered into a normal course issuer bid for its outstanding BEPC exchangeable shares. Brookfield Renewable is authorized to repurchase up to 14,361,497 LP units and 8,982,586 BEPC exchangeable shares, representing 5% of its issued and outstanding LP units and BEPC exchangeable shares. The bids will expire on December 17, 2024, or earlier should Brookfield Renewable complete its repurchases prior to such date. During the three and six months ended June 30, 2024 and 2023, there were nil BEPC exchangeable shares repurchased.
Distributions
The composition of the distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2024	2023	2024	2023
General partnership interest in a holding subsidiary held by Brookfield	$1	$1	$2	$2
Incentive distribution	32	28	65	55
	33	29	67	57
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	69	66	139	133
BEPC exchangeable shares held by
Brookfield Holders	16	15	32	31
External shareholders	48	46	97	88
Total BEPC exchangeable shares	64	61	129	119
	$166	$156	$335	$309
Preferred equity
Brookfield Renewable's preferred equity consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. ("BRP Equity") as follows:

(MILLIONS EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the six months ended June 30		Carrying value as at

				2024	2023	June 30, 2024	December 31, 2023
Series 1 (C$136)	6.85	3.1	April 2025	$2	$2	$125	$129
Series 2 (C$113)(1)	3.11	7.6	April 2025	2	2	57	58
Series 3 (C$249)	9.96	4.4	July 2024	4	4	181	187
Series 5 (C$103)	4.11	5.0	April 2018	2	2	75	77
Series 6 (C$175)	7.00	5.0	July 2018	3	3	127	132
	31.03			$13	$13	$565	$583
(1)Dividend rate represents annualized distribution based on the most recent quarterly floating rate.
Distributions paid during the three and six months ended June 30, 2024, totaled $6 million and $13 million, respectively (2023: $6 million and $13 million, respectively).
The Class A Preference Shares do not have a fixed maturity date and are not redeemable at the option of the holders. As at June 30, 2024, none of the issued Class A, Series 5 and 6 Preference Shares have been redeemed by BRP Equity.
In December 2023, the Toronto Stock Exchange accepted notice of BRP Equity's intention to renew the normal course issuer bid in connection with its outstanding Class A Preference Shares to December 17, 2024, or earlier should the repurchases be completed prior to such date. Under this normal course issuer bid, BRP Equity is permitted to repurchase up to 10% of the total public float for each respective series of the Class A Preference Shares. Shareholders may receive a copy of the notice, free of charge, by contacting Brookfield Renewable. There were no repurchases of Class A Preference Shares during the three months ended June 30, 2024 and 2023.
Perpetual subordinated notes
Brookfield Renewable's perpetual subordinated notes consists:

(MILLIONS EXCEPT AS NOTED)	Notes outstanding	Interest rate (%)	Earliest permitted redemption date	Interest expense for the six months ended June 30		Carrying value as at

Issuance date				2024	2023	June 30, 2024	December 31, 2023
April, 2021	14.0	4.6	April, 2026	$8	$8	$340	$340
December, 2021	10.4	4.9	December, 2026	6	6	252	252
March, 2024	6.00	7.3	March, 2029	3	—	146	—
	30.4			$17	$14	$738	$592
During the first quarter of 2024, Brookfield BRP Holdings (Canada) Inc., a wholly-owned subsidiary of Brookfield Renewable, issued $150 million of perpetual subordinated notes at a fixed rate of 7.25%.
Distributions paid during the three and six months ended June 30, 2024, totaled $10 million and $17 million, respectively (2023: $7 million and $14 million, respectively).